Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS
Net earnings (loss)	$ 26,522	$ (3,929)	$ 20,333
Other comprehensive (loss) earnings:
Changes in fair market value of hedges, net of tax	(40)	384	(980)
Changes in unrealized pension cost, net of tax	(21,062)	37,738	(5,787)
Cumulative translation adjustment, net of tax	(1,234)	585	1,309
Other comprehensive (loss) earnings	(22,336)	38,707	(5,458)
Comprehensive earnings	$ 4,186	$ 34,778	$ 14,875